Trade Accounts Receivable - Provision for credit losses (Details) $ in Thousands	6 Months Ended
Jul. 31, 2025 USD ($)
Trade Accounts Receivable
Beginning Balance	$ 749
Current period provision for expected losses	2,202
Write-offs charged against the provision	(2,249)
Effect of movements in foreign exchange	19
Ending Balance	$ 721